Retirement Plans and Postretirement Costs (Details 3) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
Pension
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	$ 96,919	$ 99,442
Projected benefit obligation	96,919	99,442
SERP
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	1,749	1,591
Projected benefit obligation	$ 1,916	$ 1,824